Income tax expense - Additional information related to tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Income tax expense
Current tax	£ (529)	£ (1,453)	£ (932)	£ (959)
Deferred tax (note 18)	1,476	1,254	325	110	£ 634
Total income tax credit/(expense) recognized in other comprehensive income	£ 947	£ (199)	£ (607)	£ (849)